Basis of preparation	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Basis of preparation
1.	Basis of preparation
This
general purpose Financial Report for the half year ended 31 December 2022 is unaudited and has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and AASB 134 ‘Interim Financial Reporting’ as issued by the Australian Accounting Standards Board (AASB) and the Australian Corporations Act 2001 as applicable to interim financial reporting.
The general purpose Financial Report for the half year ended 31 December 2022 does not include all of the notes of the type normally included in an annual report. Accordingly, this report should be read in conjunction with the annual consolidated Financial Statements for the year ended 30 June 2022 and any public announcements made by the Group in accordance with the continuous disclosure obligations of the ASX Listing Rules.
Segment Reporting disclosures from IAS 34/AASB 134 ‘Interim Financial Reporting’ have been disclosed within the Segment summary on page 15 outside of this Financial Report.
The half year Financial Statements have been prepared on a basis of accounting policies and methods of computation consistent with those applied in the 30 June 2022 annual consolidated Financial Statements contained within the Annual Report of the Group with the exception of the adoption of an
amendment to IAS 16/AASB 116 ‘Property, Plant and Equipment’ which became effective from 1 July 2022. The impact of this amendment is described below. A number of other accounting standards and interpretations have been issued, and will be applicable in future periods. While these remain subject to ongoing assessment, no significant impacts have been identified to date. These standards have not been applied in the preparation of these half year Financial Statements.
All amounts are expressed in US dollars unless otherwise stated. The Group’s presentation currency and the functional currency of the majority of its operations is US dollars as this is the principal currency of the economic environment in which it operates. Amounts in this Financial Report have, unless otherwise indicated, been rounded to the nearest million dollars.
The
Directors
have made an assessment of the Group’s ability to continue as a going concern for the 12 months from the date of this report and consider it appropriate to adopt the going concern basis of accounting in preparing the half year Financial Statements.
Impact of new and amended standards and interpretations
On 1 July 2022, the Group adopted an amendment to IAS 16/AASB 116 ‘Property, Plant and Equipment’ that requires an entity to recognise the sales proceeds from selling items produced while preparing property, plant and equipment for its intended use, and the related cost, in profit or loss, instead of deducting the amounts received from the cost of the asset.
The amendment applies retrospectively to items of property, plant and equipment made available for use on or after 1 July 2020. However, no significant impacts have been identified in respect of the years ended 30 June 2021 and 30 June 2022 and, as such, comparative period financial information has not been restated.